Share-based payment arrangements - Expenses recognized in profit or loss (Details) $ in Millions	Dec. 31, 2023 USD ($)
Long Term Incentive Plan 2020, 2021, 2022 And 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Provisions (benefit) for employee benefits	$ 3.9